Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use	0	551,000
Other income	$ 182,000
Incremental Common Shares Attributable to Call Options and Warrants	6,136,355	1,877,876
Minimum [Member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	P3Y
Maximum [Member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	P10Y